As filed with the Securities and Exchange Commission on December 13, 2019

Registration No. 333- 215598

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 303

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on January 10, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Approximate Date of the Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

This Post-Effective Amendment No. 4 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 303 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 10, 2020 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 3 on October 15, 2019, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 4 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 298 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 13th day of December, 2019.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

Blake S. Bostwick	*	Director and President	December 13, 2019

Eric J. Martin	*	Controller, Senior Vice President and Assistant Treasurer	December 13, 2019

Mark W. Mullin	*	Director and Chairman of the Board	December 13, 2019

Jay Orlandi	*	Director, Executive Vice President, Secretary and General Counsel	December 13, 2019

David Schulz	*	Director, Chief Tax Officer and Senior Vice President	December 13, 2019

C. Michiel van Katwijk	*	Director, Executive Vice President, Chief Financial Officer and Treasurer	December 13, 2019

/s/ Brian Stallworth Brian Stallworth		Assistant Secretary	December 13, 2019

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.